STATUTORY RESERVES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statutory Accounting Practices [Line Items]
Percentage of net profit required to be transferred to statutory surplus reserve until reserve is 50% of registered capital	10.00%
Maximum percentage of statutory surplus reserve to registered capital	50.00%
Appropriations to statutory surplus reserves	¥ 24	¥ 80
Amount written-off in relation of disposal of Weifang Nepstar		571
Accumulated balance of statutory surplus reserve	¥ 98,887	¥ 98,863
Minimum [Member]
Statutory Accounting Practices [Line Items]
Percentage of statutory surplus reserve to registered capital after issuance of share to shareholders	25.00%